S000074042 [Member] Average Annual Total Returns		12 Months Ended	50 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
ICE BofA U.S. High Yield Constrained Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.59%	4.38%	[2]
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	0.01%	[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.51%	4.31%	[2]
Performance Inception Date			Oct. 26, 2021
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.93%	1.90%	[2]
Performance Inception Date			Oct. 26, 2021
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.39%	2.20%	[2]
Performance Inception Date			Oct. 26, 2021

[1]	Index returns shown are net of withholding taxes.
[2]	The Institutional Shares of the Fund commenced operations on October 26, 2021.